Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Policyholders Account In Life Insurance Business [Abstract]
Life insurance premiums	¥ 299,320	¥ 247,427	¥ 209,120
Life insurance related investment income (loss)	52,270	48,513	(19,699)
Life insurance premiums and related investment income	¥ 351,590	¥ 295,940	¥ 189,421